DISPOSAL OF A SUBSIDIARY - Net assets disposed off (Details) $ in Thousands, ¥ in Billions		1 Months Ended		12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Non-current assets
Property, plant and equipment				$ 168,724	$ 151,901
Intangible assets				402	278
Deposit				16,903	17,372
Current assets
Trade and other receivables and prepayments				29,324	30,754
Current liabilities
Trade payables				(34,375)	(30,711)
Other payables				(34,887)	(38,100)
Net assets				272,121	$ 361,661
Consideration received and net cash inflow arising on disposal
Cash consideration received				$ 17,389
JAPAN HAI Co., Ltd
Non-current assets
Property, plant and equipment	$ 13,840	$ 13,840
Intangible assets	9	9
Deposit	29	29
Current assets
Trade and other receivables and prepayments	4,681	4,681
Current liabilities
Trade payables	(3)	(3)
Other payables	(562)	(562)
Net assets	17,994	17,994
Consideration received and net cash inflow arising on disposal
Cash consideration received	$ 17,389	$ 17,400	¥ 2.6